Subsequent events (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 03, 2023
Subsequent events
Proposed dividend	$ 2,615	$ 2,527	$ 2,241
Proposed dividend
Subsequent events
Final dividend per share	$ 0.76
Proposed dividend	$ 2,615
Share buy-back program
Subsequent events
Value of additional shares authorized for buyback	1,000
Maximum value of shares authorized for buyback	$ 3,500
Number of shares repurchased and cancelled	67,665,599
Value of shares repurchased and cancelled	$ 1,812
Agreement to sell auto finance and loans receivables business | Minimum
Subsequent events
Expected transaction value				$ 1,400
Agreement to sell auto finance and loans receivables business | Maximum
Subsequent events
Expected transaction value				$ 1,600